RETIREMENT AND TERMINATION BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Net Periodic Pension Cost of Defined Benefits Plan

The net periodic pension costs of the defined benefit plans for the years ended March 31, 2010, 2011 and 2012 consisted of the following components:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Service cost-benefit earned during the year	¥1,282	¥1,342	¥1,345	$16,402
Interest cost on projected benefit obligation	902	864	833	10,159
Expected return on plan assets	(1,114)	(883)	(964)	(11,756)
Amortization of prior service cost	(208)	(208)	(221)	(2,695)
Recognized actuarial loss	180	291	441	5,378

Net periodic pension costs	¥1,042	¥1,406	¥1,434	$17,488

Net Actuarial Loss and Amortization of Prior Service Cost Which Will Be Amortized From Accumulated Other Comprehensive Income into Net Periodic Benefit Cost over the Next Fiscal Year

Net actuarial loss and amortization of prior service cost which will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are as follows:

	Yen in millions	U.S. Dollars in thousands
	2013	2013
Net actuarial loss	¥575	$7,012
Amortization of prior service cost	(230)	(2,805)

Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥37,898	¥37,987	$463,256
Service cost	1,342	1,345	16,402
Interest cost	864	833	10,159
Plan amendment	-	(10)	(122)
Actuarial loss (gain)	113	(26)	(317)
Benefits paid	(2,065)	(2,455)	(29,939)
Foreign exchange impact	(165)	(163)	(1,988)

Projected benefit obligation at end of year	37,987	37,511	457,451

Change in plan assets:
Fair value of plan assets at beginning of year	33,929	34,625	422,256
Actual return on plan assets	161	854	10,415
Employer contributions	2,427	2,420	29,512
Benefits paid	(1,876)	(2,220)	(27,073)
Foreign exchange impact	(16)	(25)	(305)

Fair value of plan assets at end of year	34,625	35,654	434,805

Underfunded status	¥(3,362)	¥(1,857)	$(22,646)

Amounts recognized in accumulated other comprehensive income consisted of:
Net actuarial loss	¥13,999	¥13,652	$166,488
Prior service cost	(1,935)	(1,728)	(21,073)

	¥12,064	¥11,924	$145,415

Amounts recognized in the consolidated balance sheet consisted of:
Current liabilities	¥(234)	¥(122)	$(1,487)
Non-current liabilities	(3,128)	(3,027)	(36,,915)
Other assets	-	1,292	15,756

	¥(3,362)	¥(1,857)	$(22,646)

Accumulated Benefit Obligation for All Defined Benefit Plans	The accumulated benefit obligation for all defined benefit plans was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Accumulated benefit obligation	¥33,547	¥33,015	$402,622

Weighted-average Assumptions used to Determine Benefit Obligations

The weighted-average assumptions used to determine benefit obligations at March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.3%	2.1%
Assumed rate of increase in future compensation levels	2.8%	2.8%

Weighted-average Assumptions used to Determine Net Periodic Pension Cost

The weighted-average assumptions used to determine net periodic pension cost for each of the years in the three-year period ended March 31, 2012, were as follows:

	2010	2011	2012
Discount rate	2.5%	2.3%	2.2%
Assumed rate of increase in future compensation levels	2.8%	2.8%	2.8%
Expected long-term rate of return on plan assets	2.9%	2.2%	2.6%

Target Allocations by Asset Class

The target allocations by asset class are as follows:

Asset Class:	Target Allocations
Equity securities	15%
Debt securities	41
Life insurance company general accounts	19
Short-term assets	2
Alternative investments	23

Total	100%

Fair Values of Pension Plan Assets

The fair values of Makita’s pension plan assets as of March 31, 2011 and 2012, by asset class, were as follows:

	Yen in millions
As of March 31, 2011	Total	Level 1	Level 2	Level 3
Equity securities:
Domestic
Securities	¥2,043	¥2,043	¥-	¥-
Securities (commingled funds)	1,611	-	1,611	-
Overseas
Securities	1,194	1,194	-	-
Securities (commingled funds)	4,263	-	4,263	-
Debt securities:
Domestic
Government bonds	531	-	531	-
Commingled funds	8,818	-	8,818	-
Overseas
Government bonds	971	-	971	-
Commingled funds	5,340	-	5,340	-
Life insurance company general accounts	5,246	-	5,246	-
Short-term assets	1,961	1,878	83	-
Alternative investments
Commingled funds	2,647	-	2,647	-

Total	¥34,625	¥5,115	¥29,510	¥-

	Yen in millions								U.S. Dollars in thousands
As of March 31, 2012	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Equity securities:	¥		¥		¥		¥		$		$		$		$
Domestic
Securities		2,106		2,106		-		-		25,683		25,683		-		-
Securities (commingled funds)		1,637		-		1,637		-		19,963		-		19,963		-
Overseas
Securities		1,296		1,296		-		-		15,805		15,805		-		-
Securities (commingled funds)		3,857		-		3,857		-		47,037		-		47,037		-
Debt securities:
Domestic
Government bonds		1,248		-		1,248		-		15,220		-		15,220		-
Commingled funds		7,209		-		7,209		-		87,915		-		87,915		-
Overseas
Government bonds		561		-		561		-		6,841		-		6,841		-
Commingled funds		6,145		-		6,145		-		74,939		-		74,939		-
Life insurance company general accounts		6,128		-		6,128		-		74,732		-		74,732		-
Short-term assets		2,668		2,607		61		-		32,536		31,792		744		-
Alternative investments
Commingled funds		2,799		-		2,279		520		34,134		-		27,793		6,341

Total		¥35,654		¥6,009		¥29,125		¥520		$434,805		$73,280		$355,184		$6,341

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table summarizes the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011 and 2012:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Balance at beginning of year	¥-	¥-	$-
Actual return on plan assets relating to assets held at year end	-	20	244
Purchases	-	500	6,097

Balance at end of year	-	520	6,341

Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Projected benefit obligation	¥3,659	¥3,596	$43,854
Accumulated benefit obligation	3,627	3,526	43,000
Fair value of plan assets	432	447	5,451
Accumulated benefit obligation in excess of plan assets	3,195	3,079	37,549

Expected Benefits Payment in Each of the Next Five Fiscal years and Thereafter

At March 31, 2012, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Year ending March 31,	Yen in millions
2013	¥2,004
2014	1,785
2015	1,779
2016	1,760
2017	1,389
2018-2022	9,375

Total	¥18,092